January 5, 1998


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Tax-Free Funds
         John Hancock Tax-Exempt Series
         John Hancock Massachusetts Tax-Free Income Fund
         John Hancock New York Tax-Free Income Fund
         File Nos. 811-5079; 33-12947

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 1998 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/ Joan O'Neill


Joan O'Neill